UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JUNE 30, 2008, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2009.

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment           [X]; Amendment Number: 4
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   August 13, 2009

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $303887


List of Other Included Managers:  None

Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.


ANHEUSER BUSCH COS INC	     COM	035229103	48031	773195	  SH	  DEFINED		773195	 0	0
CALPINE CORP	             COMNEW	131347304	1130	50100	  SH	  DEFINED		50100	 0	0
HILB ROGAL & HOBBS CO	     COM	431294107	24990	575000	  SH	  DEFINED		575000	 0	0
NYMEX HOLDINGS INC	     COM	62948N104	78786	932600	  SH	  DEFINED		932600	 0	0
PUGET ENERGY INC NEW	     COM	745310102	48630	2027074	  SH	  DEFINED		2027074	 0	0
SAFECO CORP	             COM	786429100	76367	1137092	  SH	  DEFINED		1137092	 0	0
TAKE-TWO INTERACTIVE SOFTWA  COM	874054109	25953	1014967	  SH	  DEFINED		1014967	 0	0

